Investments (details) - Changes in Net Unrealized Investment Gains - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	$ (887)	$ (1,429)	$ 195
Income tax expense (benefit)	(289)	(392)	125
Change in net unrealized gain on investment securities, net of tax	(598)	(1,037)	70
Balance, beginning of year	(157)
Balance, end of year	(755)	(157)
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	(887)	(1,429)	195
Income tax expense (benefit)	(289)	(392)	125
Change in net unrealized gain on investment securities, net of tax	(598)	(1,037)	70
Changes in Net Unrealized Gains on Investment Securities [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	(862)	(1,034)	978
Income tax expense (benefit)	(303)	(357)	334
Change in net unrealized gain on investment securities, net of tax	(559)	(677)	644
Balance, beginning of year	1,289	1,966	1,322
Balance, end of year	730	1,289	1,966
Changes in Net Unrealized Gains on Investment Securities [Member] | Fixed maturities [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	(915)	(893)	913
Changes in Net Unrealized Gains on Investment Securities [Member] | Equity securities [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	51	(143)	63
Changes in Net Unrealized Gains on Investment Securities [Member] | Other investments [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	$ 2	$ 2	$ 2